UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ASYLX

June 30, 2025

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$166	1.58%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Within the Fund's long holdings, net market exposure and overall security selection contributed.

Top detractors from performance:

  Net market exposure within the Fund's short holdings was the primary detractor.

Advisor Class: ASYLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,027	$10,399
06/17	$10,828	$12,260
06/18	$11,954	$14,023
06/19	$12,699	$15,483
06/20	$13,114	$16,645
06/21	$16,415	$23,436
06/22	$15,719	$20,948
06/23	$16,739	$25,053
06/24	$19,478	$31,204
06/25	$21,519	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	10.48%	10.41%	7.96%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASYLX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Advisor Class: ASYLX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Advisor Class: ASYLX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASYLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SULS-ADV-0153-0625

Advisor Class: ASYLX

4

Class A: ASLAX

June 30, 2025

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$192	1.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Within the Fund's long holdings, net market exposure and overall security selection contributed.

Top detractors from performance:

  Net market exposure within the Fund's short holdings was the primary detractor.

Class A: ASLAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
06/15	$9,577	$10,000
06/16	$9,579	$10,399
06/17	$10,318	$12,260
06/18	$11,361	$14,023
06/19	$12,034	$15,483
06/20	$12,408	$16,645
06/21	$15,486	$23,436
06/22	$14,790	$20,948
06/23	$15,708	$25,053
06/24	$18,239	$31,204
06/25	$20,093	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	10.17%	10.12%	7.69%
Class A (with sales charges)	5.50%	9.17%	7.23%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASLAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Class A: ASLAX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Class A: ASLAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASLAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SULS-A-0153-0625

Class A: ASLAX

4

Class C: ASCLX

June 30, 2025

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.58%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Within the Fund's long holdings, net market exposure and overall security selection contributed.

Top detractors from performance:

  Net market exposure within the Fund's short holdings was the primary detractor.

Class C: ASCLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,922	$10,399
06/17	$10,611	$12,260
06/18	$11,603	$14,023
06/19	$12,195	$15,483
06/20	$12,470	$16,645
06/21	$15,452	$23,436
06/22	$14,651	$20,948
06/23	$15,455	$25,053
06/24	$17,792	$31,204
06/25	$19,466	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	9.41%	9.32%	6.89%
Class C (with sales charges)	8.41%	9.32%	6.89%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASCLX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Class C: ASCLX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Class C: ASCLX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASCLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SULS-C-0153-0625

Class C: ASCLX

4

Class I: ASILX

June 30, 2025

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$162	1.54%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Within the Fund's long holdings, net market exposure and overall security selection contributed.

Top detractors from performance:

  Net market exposure within the Fund's short holdings was the primary detractor.

Class I: ASILX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,027	$10,399
06/17	$10,836	$12,260
06/18	$11,970	$14,023
06/19	$12,715	$15,483
06/20	$13,143	$16,645
06/21	$16,452	$23,436
06/22	$15,758	$20,948
06/23	$16,788	$25,053
06/24	$19,536	$31,204
06/25	$21,597	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	10.55%	10.44%	8.00%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASILX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Class I: ASILX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Class I: ASILX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASILX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SULS-I-0153-0625

Class I: ASILX

4

Advisor Class: WPSGX

June 30, 2025

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Advisor Class: WPSGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,385	$10,399
06/17	$11,849	$12,260
06/18	$13,353	$14,023
06/19	$16,419	$15,483
06/20	$17,582	$16,645
06/21	$25,525	$23,436
06/22	$21,047	$20,948
06/23	$23,894	$25,053
06/24	$27,617	$31,204
06/25	$30,337	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	9.85%	11.53%	11.74%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Advisor Class: WPSGX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: WPSGX

3

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Advisor Class: WPSGX

4

CG-ADV-0153-0625

Class A: WPASX

June 30, 2025

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class A: WPASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
06/15	$9,575	$10,000
06/16	$8,964	$10,399
06/17	$11,289	$12,260
06/18	$12,687	$14,023
06/19	$15,564	$15,483
06/20	$16,627	$16,645
06/21	$24,075	$23,436
06/22	$19,802	$20,948
06/23	$22,426	$25,053
06/24	$25,855	$31,204
06/25	$28,331	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	9.57%	11.25%	11.46%
Class A (with sales charges)	4.92%	10.28%	10.97%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPASX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Class A: WPASX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: WPASX

3

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Class A: WPASX

4

CG-A-0153-0625

Class C: WPCSX

June 30, 2025

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class C: WPCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,291	$10,399
06/17	$11,616	$12,260
06/18	$12,959	$14,023
06/19	$15,777	$15,483
06/20	$16,726	$16,645
06/21	$24,037	$23,436
06/22	$19,625	$20,948
06/23	$22,051	$25,053
06/24	$25,235	$31,204
06/25	$27,447	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	8.77%	10.41%	10.62%
Class C (with sales charges)	7.80%	10.41%	10.62%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPCSX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Class C: WPCSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: WPCSX

3

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Class C: WPCSX

4

CG-C-0153-0625

Class I: WPSIX

June 30, 2025

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class I: WPSIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,389	$10,399
06/17	$11,855	$12,260
06/18	$13,361	$14,023
06/19	$16,433	$15,483
06/20	$17,599	$16,645
06/21	$25,530	$23,436
06/22	$21,039	$20,948
06/23	$23,870	$25,053
06/24	$27,575	$31,204
06/25	$30,260	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	9.74%	11.45%	11.71%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Class I: WPSIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: WPSIX

3

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Class I: WPSIX

4

CG-I-0153-0625

Class Z: WPSZX

June 30, 2025

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$77	0.73%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class Z: WPSZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,388	$10,399
06/17	$11,856	$12,260
06/18	$13,363	$14,023
06/19	$16,438	$15,483
06/20	$17,609	$16,645
06/21	$25,567	$23,436
06/22	$21,088	$20,948
06/23	$23,944	$25,053
06/24	$27,682	$31,204
06/25	$30,410	$35,936

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	9.85%	11.55%	11.76%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Class Z: WPSZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: WPSZX

3

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Class Z: WPSZX

4

CG-Z-0153-0625

Advisor Class: CIGYX

June 30, 2025

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Fund Information

AB Concentrated International Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$95	0.90%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges. Key factors affected the Fund's performance during the reporting period, including security selection and sector allocation, relative to the benchmark. An underweight to financials and overweights to technology and consumer discretionary detracted from overall performance, while an overweight to communication services and underweights to energy and materials contributed. Security selection within industrials, consumer staples and financials detracted, while selection within consumer discretionary, technology and materials contributed.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  An overweight to communication services and underweight allocations to energy and materials contributed during the reporting period. In addition, security selection within consumer discretionary, technology and materials contributed to performance during the same period.

Top detractors from performance:

  An underweight allocation to financials and overweight allocations to technology and consumer discretionary detracted from performance. Additionally, security selection within industrials, consumer staples and financials detracted from performance during the same period.

Advisor Class: CIGYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
06/15	$10,000	$10,000
06/16	$8,687	$8,984
06/17	$10,869	$10,804
06/18	$12,349	$11,544
06/19	$12,721	$11,668
06/20	$13,625	$11,069
06/21	$18,236	$14,650
06/22	$11,784	$12,047
06/23	$13,333	$14,308
06/24	$12,889	$15,959
06/25	$14,343	$18,788

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	11.28%	1.03%	3.67%
MSCI EAFE Index (net)	17.73%	11.16%	6.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CIGYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$116,851,418
# of Portfolio Holdings	54
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net)	$856,671

Advisor Class: CIGYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,949,846	5.9%
Sea Ltd. (ADR)	$4,632,342	4.0%
Monday.com Ltd.	$4,529,770	3.9%
3i Group PLC	$4,410,399	3.8%
ASML Holding NV	$4,098,037	3.5%
Novo Nordisk A/S - Class B	$3,900,698	3.3%
SAP SE	$3,855,575	3.3%
Kingspan Group PLC	$3,845,243	3.3%
Constellation Software, Inc./Canada	$3,373,412	2.9%
Tencent Holdings Ltd. - Class H	$3,179,897	2.7%
Total	$42,775,219	36.6%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	32.8%
Industrials	27.7%
Consumer Discretionary	13.3%
Communication Services	8.2%
Financials	7.8%
Health Care	7.3%
Consumer Staples	1.7%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Country Breakdown (% of Net Assets)

Value	Value
China	13.7%
United Kingdom	11.4%
Sweden	11.4%
Canada	8.3%
Denmark	7.1%
Netherlands	7.0%
United States	6.4%
Taiwan	6.0%
France	4.5%
Germany	4.2%
Singapore	4.0%
Brazil	3.3%
Ireland	3.3%
Israel	2.3%
Others	5.9%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Advisor Class: CIGYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIGYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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CIG-ADV-0153-0625

Advisor Class: CIGYX

4

Class A: CIAGX

June 30, 2025

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Fund Information

AB Concentrated International Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges. Key factors affected the Fund's performance during the reporting period, including security selection and sector allocation, relative to the benchmark. An underweight to financials and overweights to technology and consumer discretionary detracted from overall performance, while an overweight to communication services and underweights to energy and materials contributed. Security selection within industrials, consumer staples and financials detracted, while selection within consumer discretionary, technology and materials contributed.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  An overweight to communication services and underweight allocations to energy and materials contributed during the reporting period. In addition, security selection within consumer discretionary, technology and materials contributed to performance during the same period.

Top detractors from performance:

  An underweight allocation to financials and overweight allocations to technology and consumer discretionary detracted from performance. Additionally, security selection within industrials, consumer staples and financials detracted from performance during the same period.

Class A: CIAGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI EAFE Index (net)
06/15	$9,578	$10,000
06/16	$8,296	$8,984
06/17	$10,356	$10,804
06/18	$11,747	$11,544
06/19	$12,067	$11,668
06/20	$12,882	$11,069
06/21	$17,201	$14,650
06/22	$11,097	$12,047
06/23	$12,525	$14,308
06/24	$12,068	$15,959
06/25	$13,399	$18,788

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	11.03%	0.79%	3.41%
Class A (with sales charges)	6.30%	-0.08%	2.97%
MSCI EAFE Index (net)	17.73%	11.16%	6.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CIAGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$116,851,418
# of Portfolio Holdings	54
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net)	$856,671

Class A: CIAGX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,949,846	5.9%
Sea Ltd. (ADR)	$4,632,342	4.0%
Monday.com Ltd.	$4,529,770	3.9%
3i Group PLC	$4,410,399	3.8%
ASML Holding NV	$4,098,037	3.5%
Novo Nordisk A/S - Class B	$3,900,698	3.3%
SAP SE	$3,855,575	3.3%
Kingspan Group PLC	$3,845,243	3.3%
Constellation Software, Inc./Canada	$3,373,412	2.9%
Tencent Holdings Ltd. - Class H	$3,179,897	2.7%
Total	$42,775,219	36.6%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	32.8%
Industrials	27.7%
Consumer Discretionary	13.3%
Communication Services	8.2%
Financials	7.8%
Health Care	7.3%
Consumer Staples	1.7%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Country Breakdown (% of Net Assets)

Value	Value
China	13.7%
United Kingdom	11.4%
Sweden	11.4%
Canada	8.3%
Denmark	7.1%
Netherlands	7.0%
United States	6.4%
Taiwan	6.0%
France	4.5%
Germany	4.2%
Singapore	4.0%
Brazil	3.3%
Ireland	3.3%
Israel	2.3%
Others	5.9%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Class A: CIAGX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIAGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-A-0153-0625

Class A: CIAGX

4

Class C: CICGX

June 30, 2025

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Fund Information

AB Concentrated International Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.90%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges. Key factors affected the Fund's performance during the reporting period, including security selection and sector allocation, relative to the benchmark. An underweight to financials and overweights to technology and consumer discretionary detracted from overall performance, while an overweight to communication services and underweights to energy and materials contributed. Security selection within industrials, consumer staples and financials detracted, while selection within consumer discretionary, technology and materials contributed.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  An overweight to communication services and underweight allocations to energy and materials contributed during the reporting period. In addition, security selection within consumer discretionary, technology and materials contributed to performance during the same period.

Top detractors from performance:

  An underweight allocation to financials and overweight allocations to technology and consumer discretionary detracted from performance. Additionally, security selection within industrials, consumer staples and financials detracted from performance during the same period.

Class C: CICGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI EAFE Index (net)
06/15	$10,000	$10,000
06/16	$8,607	$8,984
06/17	$10,659	$10,804
06/18	$11,998	$11,544
06/19	$12,238	$11,668
06/20	$12,969	$11,069
06/21	$17,195	$14,650
06/22	$11,000	$12,047
06/23	$12,318	$14,308
06/24	$11,784	$15,959
06/25	$12,982	$18,788

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	10.17%	0.02%	2.64%
Class C (with sales charges)	9.17%	0.02%	2.64%
MSCI EAFE Index (net)	17.73%	11.16%	6.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CICGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$116,851,418
# of Portfolio Holdings	54
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net)	$856,671

Class C: CICGX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,949,846	5.9%
Sea Ltd. (ADR)	$4,632,342	4.0%
Monday.com Ltd.	$4,529,770	3.9%
3i Group PLC	$4,410,399	3.8%
ASML Holding NV	$4,098,037	3.5%
Novo Nordisk A/S - Class B	$3,900,698	3.3%
SAP SE	$3,855,575	3.3%
Kingspan Group PLC	$3,845,243	3.3%
Constellation Software, Inc./Canada	$3,373,412	2.9%
Tencent Holdings Ltd. - Class H	$3,179,897	2.7%
Total	$42,775,219	36.6%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	32.8%
Industrials	27.7%
Consumer Discretionary	13.3%
Communication Services	8.2%
Financials	7.8%
Health Care	7.3%
Consumer Staples	1.7%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Country Breakdown (% of Net Assets)

Value	Value
China	13.7%
United Kingdom	11.4%
Sweden	11.4%
Canada	8.3%
Denmark	7.1%
Netherlands	7.0%
United States	6.4%
Taiwan	6.0%
France	4.5%
Germany	4.2%
Singapore	4.0%
Brazil	3.3%
Ireland	3.3%
Israel	2.3%
Others	5.9%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Class C: CICGX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CICGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-C-0153-0625

Class C: CICGX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) — (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Select US Long/Short Portfolio	2024	$40,200	$—	$19,017
	2025	$40,200	$—	$22,315
AB Concentrated Growth Fund	2024	$30,000	$—	$18,333
	2025	$30,000	$—	$20,227
AB Concentrated International Growth Fund	2024	$35,000	$—	$20,397
	2025	$35,000	$—	$44,487

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Select US Long/Short Portfolio	2024	$2,093,853	$19,017
			$—
			$(19,017)
	2025	$1,452,699	$22,315
			$—
			$(22,315)
AB Concentrated Growth Fund	2024	$2,093,169	$18,333
			$—
			$(18,333)
	2025	$1,450,611	$20,227
			$—
			$(20,227)
AB Concentrated International Growth Fund	2024	$2,095,233	$20,397
			$—
			$(20,397)
	2025	$1,474,871	$44,487
			$—
			$(44,487)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez   Garry L. Moody

Carol C. McMullen    Jeanette Loeb

R. Jay Gerken     Jeffrey R. Holland

Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CONCENTRATED GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Information Technology – 39.4%
Communications Equipment – 2.0%
Motorola Solutions, Inc.	34,987	$14,710,634

Electronic Equipment, Instruments & Components – 7.5%
Amphenol Corp. – Class A	567,039	55,995,101

IT Services – 3.2%
Gartner, Inc.(a)	58,349	23,585,833

Semiconductors & Semiconductor Equipment – 2.9%
NVIDIA Corp.	134,769	21,292,154

Software – 23.8%
Cadence Design Systems, Inc.(a)	111,278	34,290,316
Fair Isaac Corp.(a)	16,838	30,779,190
Microsoft Corp.	144,904	72,076,699
Roper Technologies, Inc.	68,777	38,985,555

		176,131,760

		291,715,482

Financials – 17.7%
Capital Markets – 4.8%
Charles Schwab Corp. (The)	390,532	35,632,140

Financial Services – 9.0%
Mastercard, Inc. – Class A	118,780	66,747,233

Insurance – 3.9%
Arthur J Gallagher & Co.	90,443	28,952,613

		131,331,986

Consumer Discretionary – 12.6%
Broadline Retail – 9.9%
Amazon.com, Inc.(a)	335,380	73,579,018

Specialty Retail – 2.7%
TJX Cos., Inc. (The)	162,245	20,035,635

		93,614,653

Health Care – 12.3%
Health Care Equipment & Supplies – 3.8%
Cooper Cos., Inc. (The)(a)	396,091	28,185,836

Life Sciences Tools & Services – 4.4%
IQVIA Holdings, Inc.(a)	206,861	32,599,225

Pharmaceuticals – 4.1%
Zoetis, Inc.	196,112	30,583,666

		91,368,727

Industrials – 11.2%
Electrical Equipment – 6.7%
Eaton Corp. PLC	138,691	49,511,300

ABFunds.com	AB Concentrated Growth Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 4.5%
Automatic Data Processing, Inc.	107,840	$33,257,856

		82,769,156

Materials – 3.4%
Chemicals – 3.4%
Ecolab, Inc.	94,434	25,444,297

Real Estate – 2.5%
Specialized REITs – 2.5%
American Tower Corp.	84,566	18,690,777

Total Common Stocks (cost $442,537,616)		734,935,078

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(b)(c)(d) (cost $7,161,148)	7,161,148	7,161,148

Total Investments – 100.1% (cost $449,698,764)		742,096,226
Other assets less liabilities – (0.1)%		(868,493)

Net Assets – 100.0%		$741,227,733

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

2 AB Concentrated Growth Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $442,537,616)	$734,935,078
Affiliated issuers (cost $7,161,148)	7,161,148
Unaffiliated dividends receivable	504,269
Receivable for capital stock sold	57,806
Affiliated dividends receivable	26,393
Receivable due from Adviser	1,255

Total assets	742,685,949

Liabilities
Payable for capital stock redeemed	677,253
Advisory fee payable	377,294
Custody and accounting fees payable	128,900
Administrative fee payable	46,637
Distribution fee payable	20,348
Transfer Agent fee payable	8,471
Accrued expenses and other liabilities	199,313

Total liabilities	1,458,216

Net Assets	$741,227,733

Composition of Net Assets
Capital stock, at par	$1,336
Additional paid-in capital	400,797,168
Distributable earnings	340,429,229

Net Assets	$741,227,733

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$56,901,312	1,053,397	$54.02	*

C	$11,623,958	240,973	$48.24

Advisor	$666,159,241	11,947,309	$55.76

I	$1,582,594	28,397	$55.73

Z	$4,960,628	88,679	$55.94

*	The maximum offering price per share for Class A shares was $56.42 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 3

STATEMENT OF OPERATIONS

Year Ended June 30, 2025

Investment Income
Dividends
Unaffiliated issuers	$6,121,953
Affiliated issuers	420,782
Interest	398
Other income(a)	99,761	$6,642,894

Expenses
Advisory fee (see Note B)	5,290,168
Distribution fee—Class A	145,449
Distribution fee—Class C	136,080
Transfer agency—Class A	20,564
Transfer agency—Class C	5,005
Transfer agency—Advisor Class	261,918
Transfer agency—Class I	1,717
Transfer agency—Class Z	1,619
Administrative	97,346
Registration fees	89,376
Custody and accounting	77,279
Printing	74,260
Legal	50,661
Audit and tax	50,516
Directors’ fees	27,834
Miscellaneous	66,914

Total expenses	6,396,706
Less: expenses waived and reimbursed by the Adviser (see Note B)	(17,437)

Net expenses		6,379,269

Net investment income		263,625

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		91,710,957
Net change in unrealized appreciation (depreciation) of investments		(19,428,536)

Net gain on investment transactions		72,282,421

Net Increase in Net Assets from Operations		$72,546,046

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

4 AB Concentrated Growth Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025		Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$263,625		$2,137,364
Net realized gain on investment transactions	91,710,957		84,292,393
Net change in unrealized appreciation (depreciation) of investments	(19,428,536)		74,588,938

Net increase in net assets from operations	72,546,046		161,018,695
Distributions to Shareholders
Class A	(6,099,704)		(564,612)
Class C	(1,651,046)		(144,876)
Advisor Class	(77,688,887)		(12,231,657)
Class R	– 0	–	(1,087)
Class K	– 0	–	(11,750)
Class I	(141,277)		(15,142)
Class Z	(765,296)		(190,527)
Capital Stock Transactions
Net decrease	(147,967,784)		(393,096,696)

Total decrease	(161,767,948)		(245,237,652)
Net Assets
Beginning of period	902,995,681		1,148,233,333

End of period	$741,227,733		$902,995,681

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 5

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

6 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$734,935,078	$—	$—	$734,935,078
Short-Term Investments	7,161,148	—	—	7,161,148

Total Investments in Securities	742,096,226	—	—	742,096,226
Other Financial Instruments(b)	—	—	—	—

Total	$742,096,226	$—	$—	$742,096,226

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

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NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. For the year ended June 30, 2025, there was no such waiver/reimbursement. The Expense Caps may not be terminated by the Adviser prior to October 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2025, the reimbursement for such services amounted to $97,346.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $105,611 for the year ended June 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,232 from the sale of Class A shares and received $40 and $1,263 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended June 30, 2025, the Adviser reimbursed the Fund $99,761 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2025, such waiver amounted to $17,437.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2025 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,717	$216,169	$212,725	$7,161	$421

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $298,457, $155 and $50 for Class C, Class R and Class K shares, respectively. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share

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NOTES TO FINANCIAL STATEMENTS (continued)

class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$146,817,768		$386,313,214
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$450,732,267

Gross unrealized appreciation	$299,841,641
Gross unrealized depreciation	(8,477,682)

Net unrealized appreciation	$291,363,959

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended June 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024	Year Ended June 30, 2025			Year Ended June 30, 2024

Class A
Shares sold	64,435		134,499		$3,445,526		$6,793,234

Shares issued in reinvestment of dividends and distributions	95,570		9,978		5,188,504		487,344

Shares converted from Class C	29,069		52,471		1,517,851		2,622,297

Shares redeemed	(245,094)		(316,591)		(13,320,727)		(15,888,286)

Net decrease	(56,020)		(119,643)		$(3,168,846)		$(5,985,411)

Class C
Shares sold	11,491		29,189		$560,848		$1,345,425

Shares issued in reinvestment of distributions	27,967		2,754		1,361,420		122,891

Shares converted to Class A	(32,381)		(57,440)		(1,517,851)		(2,622,297)

Shares redeemed	(69,780)		(72,849)		(3,351,526)		(3,350,217)

Net decrease	(62,703)		(98,346)		$(2,947,109)		$(4,504,198)

Advisor Class
Shares sold	1,002,591		2,707,132		$55,187,951		$139,618,191

Shares issued in reinvestment of dividends and distributions	1,136,903		186,771		63,621,109		9,362,849

Shares redeemed	(4,693,285)		(9,709,877)		(255,553,196)		(519,114,637)

Net decrease	(2,553,791)		(6,815,974)		$(136,744,136)		$(370,133,597)

Class R
Shares sold	– 0	–	1,089	$	– 0	–	$52,053

Shares issued in reinvestment of dividends and distributions	– 0	–	21		– 0	–	1,013

Shares redeemed	– 0	–	(4,122)		– 0	–	(207,083)

Net increase (decrease)	– 0	–	(3,012)	$	– 0	–	$(154,017)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024	Year Ended June 30, 2025			Year Ended June 30, 2024

Class K
Shares sold	– 0	–	1,362	$	– 0	–	$68,807

Shares issued in reinvestment of dividends and distributions	– 0	–	241		– 0	–	11,750

Shares redeemed	– 0	–	(27,172)		– 0	–	(1,453,574)

Net increase (decrease)	– 0	–	(25,569)	$	– 0	–	$(1,373,017)

Class I
Shares sold	3,188		1,808		$173,814		$94,445

Shares issued in reinvestment of dividends and distributions	2,506		300		140,274		15,038

Shares redeemed	(1,034)		(2,480)		(63,529)		(135,053)

Net increase (decrease)	4,660		(372)		$250,559		$(25,570)

Class Z
Shares sold	24,413		63,445		$1,271,767		$3,217,871

Share issued in reinvestment of dividends and distributions	4,895		922		274,848		46,360

Shares redeemed	(124,162)		(273,088)		(6,904,867)		(14,185,117)

Net decrease	(94,854)		(208,721)		$(5,358,252)		$(10,920,886)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,332,085	$3,920,445
Long-term capital gains	85,014,125	9,239,206

Total taxable distributions paid	$86,346,210	$13,159,651

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$206,027
Undistributed capital gains	48,859,243
Unrealized appreciation (depreciation)	291,363,959	(a)

Total accumulated earnings (deficit)	$340,429,229

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 54.71	$ 47.93	$ 43.16	$ 58.21	$ 41.70

Income From Investment Operations

Net investment income (loss)(a)(b)	(.10	)†	(.01)	.04	(.11)	(.08)

Net realized and unrealized gain (loss) on investment transactions	5.37	7.28	5.60	(8.64)	18.40

Net increase (decrease) in net asset value from operations	5.27	7.27	5.64	(8.75)	18.32

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.07)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total dividends and distributions	(5.96)	(.49)	(.87)	(6.30)	(1.81)

Net asset value, end of period	$ 54.02	$ 54.71	$ 47.93	$ 43.16	$ 58.21

Total Return

Total investment return based on net asset value(c)	9.57	%†	15.30%	13.25%	(17.75)%	44.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,901	$60,693	$58,903	$55,057	$62,979

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00%	1.00%	1.00%	1.00%	1.01%

Expenses, before waivers/reimbursements	1.00%	1.00%	1.00%	1.00%	1.01%

Net investment income (loss)(b)	(.18	)%†	(.03)%	.08%	(.20)%	(.15)%

Portfolio turnover rate	18%	11%	25%	40%	26%

See footnote summary on page 22.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended June 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 49.78	$ 43.91	$ 39.92	$ 54.65	$ 39.53

Income From Investment Operations

Net investment loss(a)(b)	(.46 )†	(.36)	(.28)	(.49)	(.43)

Net realized and unrealized gain (loss) on investment transactions	4.88	6.65	5.14	(7.94)	17.36

Net increase (decrease) in net asset value from operations	4.42	6.29	4.86	(8.43)	16.93

Less: Distributions

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Net asset value, end of period	$ 48.24	$ 49.78	$ 43.91	$ 39.92	$ 54.65

Total Return

Total investment return based on net asset value(c)	8.77%†	14.44%	12.36%	(18.36)%	43.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,624	$15,118	$17,654	$20,406	$31,765

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.75%	1.75%	1.75%	1.75%	1.75%

Expenses, before waivers/reimbursements	1.75%	1.75%	1.75%	1.75%	1.76%

Net investment loss(b)	(.94 )%†	(.78)%	(.68)%	(.96)%	(.91)%

Portfolio turnover rate	18%	11%	25%	40%	26%

See footnote summary on page 22.

ABFunds.com	AB Concentrated Growth Fund 19

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 56.24	$ 49.25	$ 44.22	$ 59.41	$ 42.42

Income From Investment Operations

Net investment income(a)(b)	.04†	.11	.15	.03	.05

Net realized and unrealized gain (loss) on investment transactions	5.52	7.49	5.75	(8.86)	18.75

Net increase (decrease) in net asset value from operations	5.56	7.60	5.90	(8.83)	18.80

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.19)	– 0	–	(.06)	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total dividends and distributions	(6.04)	(.61)	(.87)	(6.36)	(1.81)

Net asset value, end of period	$ 55.76	$ 56.24	$ 49.25	$ 44.22	$ 59.41

Total Return

Total investment return based on net asset value(c)	9.85	%†	15.58%	13.52%	(17.54)%	45.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$666,159	$815,497	$1,049,761	$957,097	$1,152,671

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.75%	.75%	.75%	.75%	.76%

Expenses, before waivers/reimbursements	.75%	.75%	.75%	.75%	.76%

Net investment income(b)	.07	%†	.22%	.33%	.05%	.10%

Portfolio turnover rate	18%	11%	25%	40%	26%

See footnote summary on page 22.

20 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 56.25	$ 49.30	$ 44.29	$ 59.48	$ 42.50

Income From Investment Operations

Net investment income (loss)(a)(b)	(.01)	.08	.13	(.04)	.02

Net realized and unrealized gain (loss) on investment transactions	5.51	7.49	5.75	(8.85)	18.77

Net increase (decrease) in net asset value from operations	5.50	7.57	5.88	(8.89)	18.79

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.20)	– 0	–	.00	(d)	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total dividends and distributions	(6.02)	(.62)	(.87)	(6.30)	(1.81)

Net asset value, end of period	$ 55.73	$ 56.25	$ 49.30	$ 44.29	$ 59.48

Total Return

Total investment return based on net asset value(c)	9.74%	15.52%	13.45%	(17.59)%	45.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,583	$1,335	$1,189	$8	$89

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83%	.81%	.83%	.81%	.83%

Expenses, before waivers/reimbursements	.84%	.81%	.83%	.81%	.83%

Net investment income (loss)(b)	(.02)%	.16%	.29%	(.06)%	.03%

Portfolio turnover rate	18%	11%	25%	40%	26%

See footnote summary on page 22.

ABFunds.com	AB Concentrated Growth Fund 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 56.41	$ 49.36	$ 44.31	$ 59.52	$ 42.49

Income From Investment Operations

Net investment income(a)(b)	.03	.13	.16	.04	.10

Net realized and unrealized gain (loss) on investment transactions	5.55	7.50	5.76	(8.87)	18.74

Net increase (decrease) in net asset value from operations	5.58	7.63	5.92	(8.83)	18.84

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.16)	– 0	–	(.08)	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total distributions	(6.05)	(.58)	(.87)	(6.38)	(1.81)

Net asset value, end of period	$ 55.94	$ 56.41	$ 49.36	$ 44.31	$ 59.52

Total Return

Total investment return based on net asset value(c)	9.85%	15.61%	13.54%	(17.52)%	45.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,961	$10,353	$19,361	$82,429	$107,956

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.73%	.72%	.72%	.72%	.78%

Expenses, before waivers/reimbursements	.74%	.72%	.72%	.72%	.78%

Net investment income(b)	.06%	.25%	.34%	.07%	.18%

Portfolio turnover rate	18%	11%	25%	40%	26%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Amount is less than $.005.

†

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.01%	.01%

Class C	$.01	.01%	.01%

Advisor Class	$.01	.01%	.01%

See notes to financial statements.

22 AB Concentrated Growth Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Concentrated Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Concentrated Growth Fund (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

ABFunds.com	AB Concentrated Growth Fund 23

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2025

24 AB Concentrated Growth Fund	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2025. For corporate shareholders, 100% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. The Fund designates $85,014,125 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Concentrated Growth Fund 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

26 AB Concentrated Growth Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Concentrated Growth Fund 27

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the

28 AB Concentrated Growth Fund	ABFunds.com

Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and close to the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also

ABFunds.com	AB Concentrated Growth Fund 29

had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

30 AB Concentrated Growth Fund	ABFunds.com

NOTES

ABFunds.com	AB Concentrated Growth Fund 31

NOTES

32 AB Concentrated Growth Fund	ABFunds.com

AB CONCENTRATED GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CG-0151-0625

June 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Concentrated International Growth Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 32.8%
Electronic Equipment, Instruments & Components – 3.0%
Halma PLC	44,728	$1,965,978
Hexagon AB – Class B(a)	108,251	1,091,126
Keyence Corp.	980	391,832

		3,448,936

IT Services – 4.1%
Netcompany Group A/S(b)(c)	20,470	876,416
Shopify, Inc. – Class A(c)	10,036	1,157,653
Wix.com Ltd.(c)	17,212	2,727,413

		4,761,482

Semiconductors & Semiconductor Equipment – 11.8%
ASML Holding NV	5,114	4,098,037
BE Semiconductor Industries NV	18,619	2,784,535
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	30,685	6,949,846

		13,832,418

Software – 11.8%
Atlassian Corp. – Class A(c)	3,850	781,896
Constellation Software, Inc./Canada	920	3,373,412
Monday.com Ltd.(c)	14,404	4,529,770
SAP SE	12,609	3,855,575
Xero Ltd.(c)	10,672	1,262,810

		13,803,463

Technology Hardware, Storage & Peripherals – 2.1%
Topicus.com, Inc.(a)(c)	19,880	2,490,712

		38,337,011

Industrials – 27.7%
Aerospace & Defense – 2.3%
Safran SA	8,087	2,637,367

Air Freight & Logistics – 1.9%
DSV A/S	4,992	1,197,352
Mainfreight Ltd.(a)	25,281	1,034,784

		2,232,136

Building Products – 3.3%
Kingspan Group PLC	45,127	3,845,243

Electrical Equipment – 1.9%
Schneider Electric SE	8,215	2,205,604

Ground Transportation – 3.5%
Canadian Pacific Kansas City Ltd.	34,013	2,702,057
Full Truck Alliance Co., Ltd. (ADR)	119,680	1,413,421

		4,115,478

ABFunds.com	AB Concentrated International Growth Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrial Conglomerates – 2.0%
Lifco AB – Class B	58,518	$2,371,548

Machinery – 4.1%
Atlas Copco AB – Class A	52,978	856,443
Epiroc AB – Class A	42,464	924,010
Trelleborg AB – Class B(a)	29,232	1,088,924
Weir Group PLC (The)	54,812	1,874,553

		4,743,930

Trading Companies & Distributors – 8.7%
AddTech AB – Class B(a)	68,049	2,319,896
Beijer Ref AB(a)	192,021	3,030,284
Bufab AB(a)	169,993	1,578,419
Diploma PLC	38,400	2,577,787
MonotaRO Co., Ltd.	33,300	655,539

		10,161,925

		32,313,231

Consumer Discretionary – 13.3%
Broadline Retail – 3.7%
MercadoLibre, Inc.(c)	1,003	2,621,471
PDD Holdings, Inc. (ADR)(c)	15,778	1,651,326

		4,272,797

Hotels, Restaurants & Leisure – 4.9%
DPC Dash Ltd. – Class H(c)	113,100	1,482,041
InterContinental Hotels Group PLC	21,782	2,490,447
Yum China Holdings, Inc.	38,813	1,735,329

		5,707,817

Leisure Products – 0.9%
H World Group Ltd. (ADR)(a)	31,548	1,070,108

Textiles, Apparel & Luxury Goods – 3.8%
adidas AG	4,538	1,059,305
ANTA Sports Products Ltd. – Class H	132,400	1,602,010
LVMH Moet Hennessy Louis Vuitton SE	3,378	1,767,978

		4,429,293

		15,480,015

Communication Services – 8.2%
Entertainment – 4.0%
Sea Ltd. (ADR)(c)	28,963	4,632,342

Interactive Media & Services – 2.7%
Tencent Holdings Ltd. – Class H	49,350	3,179,897

Wireless Telecommunication Services – 1.5%
Tencent Music Entertainment Group (ADR)	92,332	1,799,551

		9,611,790

2 AB Concentrated International Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 7.8%
Banks – 2.9%
HDFC Bank Ltd. (ADR)	27,518	$2,109,805
NU Holdings Ltd./Cayman Islands – Class A(c)	90,865	1,246,668

		3,356,473

Capital Markets – 3.8%
3i Group PLC	77,933	4,410,399

Financial Services – 1.1%
Adyen NV(c)	736	1,351,691

		9,118,563

Health Care – 7.3%
Health Care Equipment & Supplies – 3.3%
Ambu A/S – Class B	150,963	2,374,350
Straumann Holding AG (REG)(c)	11,141	1,458,242

		3,832,592

Life Sciences Tools & Services – 0.7%
Sartorius Stedim Biotech	3,470	830,241

Pharmaceuticals – 3.3%
Novo Nordisk A/S – Class B	56,292	3,900,698

		8,563,531

Consumer Staples – 1.7%
Beverages – 1.7%
Budweiser Brewing Co. APAC Ltd. – Class H(a)(b)	2,050,600	2,036,007

Total Common Stocks (cost $108,463,816)		115,460,148

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(d)(e)(f) (cost $616,965)	616,965	616,965

Total Investments – 99.3% (cost $109,080,781)		116,077,113
Other assets less liabilities – 0.7%		774,305

Net Assets – 100.0%		$116,851,418

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	HKD	4,700	USD	607	07/11/2025	$7,544
State Street Bank & Trust Co.	USD	607	HKD	4,700	07/11/2025	(7,487)

						$57

ABFunds.com	AB Concentrated International Growth Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $2,912,423 or 2.5% of net assets.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	Affiliated investments.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

HKD – Hong Kong Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

4 AB Concentrated International Growth Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $108,463,816)	$115,460,148	(a)
Affiliated issuers (cost $616,965)	616,965
Cash	743
Foreign currencies, at value (cost $190,230)	192,641
Unaffiliated dividends receivable	963,235
Receivable due from Adviser	39,700
Unrealized appreciation on forward currency exchange contracts	7,544
Affiliated dividends receivable	3,879
Receivable for capital stock sold	2,963

Total assets	117,287,818

Liabilities
Custody and accounting fees payable	124,325
Payable for capital stock redeemed	105,133
Advisory fee payable	70,284
Administrative fee payable	46,637
Audit and tax fee payable	44,079
Unrealized depreciation on forward currency exchange contracts	7,487
Transfer Agent fee payable	1,448
Distribution fee payable	596
Payable for investment securities purchased and foreign currency transactions	40
Accrued expenses	36,371

Total liabilities	436,400

Net Assets	$116,851,418

Composition of Net Assets
Capital stock, at par	$985
Additional paid-in capital	184,419,921
Accumulated loss	(67,569,488)

Net Assets	$116,851,418

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,623,941	138,831	$11.70	*

C	$340,329	31,104	$10.94

Advisor	$114,887,148	9,682,770	$11.87

(a)	Includes securities on loan with a value of $8,086,234 (see Note E).

*	The maximum offering price per share for Class A shares was $12.22 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Concentrated International Growth Portfolio 5

STATEMENT OF OPERATIONS

Year Ended June 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $139,865)	$1,553,003
Affiliated issuers	131,262
Interest	209,693
Securities lending income, net	12,074
Other income(a)	8,270	$1,914,302

Expenses
Advisory fee (see Note B)	1,100,831
Distribution fee—Class A	7,145
Distribution fee—Class C	4,214
Transfer agency—Class A	414
Transfer agency—Class C	120
Transfer agency—Advisor Class	17,796
Administrative	97,346
Custody and accounting	93,572
Audit and tax	87,466
Registration fees	50,280
Legal	43,889
Printing	26,979
Directors’ fees	20,057
Miscellaneous	22,446

Total expenses	1,572,555
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(244,160)

Net expenses		1,328,395

Net investment income		585,907

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		25,094,926
Forward currency exchange contracts		64,908
Foreign currency transactions		(241,402)
Net change in unrealized appreciation (depreciation) of:
Investments		(12,085,456)
Forward currency exchange contracts		(469,735)
Foreign currency denominated assets and liabilities		99,364

Net gain on investment and foreign currency transactions		12,462,605

Contributions from Affiliates (see Note B)		5,140

Net Increase in Net Assets from Operations		$13,053,652

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Concentrated International Growth Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$585,907	$841,536
Net realized gain (loss) on investment transactions and foreign currency	24,918,432	(56,985,411)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(12,455,827)	32,959,077
Contributions from Affiliates (see Note B)	5,140	– 0	–

Net increase (decrease) in net assets from operations	13,053,652	(23,184,798)
Distributions to Shareholders
Class A	(6,382)	– 0	–
Advisor Class	(881,973)	– 0	–
Capital Stock Transactions
Net decrease	(69,973,202)	(226,161,230)

Total decrease	(57,807,905)	(249,346,028)
Net Assets
Beginning of period	174,659,323	424,005,351

End of period	$116,851,418	$174,659,323

See notes to financial statements.

ABFunds.com	AB Concentrated International Growth Portfolio 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

ABFunds.com	AB Concentrated International Growth Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

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NOTES TO FINANCIAL STATEMENTS (continued)

traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$22,010,702		$16,326,309		$	– 0	–	$38,337,011
Industrials	5,150,262		27,162,969			– 0	–	32,313,231
Consumer Discretionary	7,078,234		8,401,781			– 0	–	15,480,015
Communication Services	6,431,893		3,179,897			– 0	–	9,611,790
Financials	3,356,473		5,762,090			– 0	–	9,118,563
Health Care	– 0	–	8,563,531			– 0	–	8,563,531
Consumer Staples	– 0	–	2,036,007			– 0	–	2,036,007
Short-Term Investments	616,965		– 0	–		– 0	–	616,965

Total Investments in Securities	44,644,529		71,432,584	(a)		– 0	–	116,077,113
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	7,544			– 0	–	7,544
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(7,487)			– 0	–	(7,487)

Total	$44,644,529		$71,432,641		$	– 0	–	$116,077,170

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

ABFunds.com	AB Concentrated International Growth Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company

12 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and 0.90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. The Expense Caps may not be terminated by the Adviser before October 31, 2025. For the year ended June 30, 2025, such reimbursements/waivers amounted to $235,776.

ABFunds.com	AB Concentrated International Growth Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2025, the reimbursement for such services amounted to $97,346.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $19,963 for the year ended June 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $23 from the sale of Class A shares and received $51 and $70 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2025.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $8,270 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2025, such waiver amounted to $4,975.

14 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2025 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$767	$91,738	$91,888	$617		$131
AB Government Money Market Portfolio*	3,140	37,890	41,030	– 0	–	5

Total				$617		$136

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended June 30, 2025, the Adviser reimbursed the Fund $5,140 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,258 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$158,778,529		$228,060,490
U.S. government securities	– 0	–	– 0	–

ABFunds.com	AB Concentrated International Growth Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$109,977,171

Gross unrealized appreciation	$9,934,681
Gross unrealized depreciation	(3,834,682)

Net unrealized appreciation	$6,099,999

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended June 30, 2025, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with

16 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended June 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$7,544	Unrealized depreciation on forward currency exchange contracts	$7,487

Total		$7,544		$7,487

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$64,908	$(469,735)

Total		$64,908	$(469,735)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$34,988,247
Average principal amount of sale contracts	$35,782,802

ABFunds.com	AB Concentrated International Growth Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
NatWest Markets PLC	$7,544	$	– 0	–	$	– 0	–	$	– 0	–	$7,544

Total	$7,544	$	– 0	–	$	– 0	–	$	– 0	–	$7,544	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$7,487	$	– 0	–	$	– 0	–	$	– 0	–	$7,487

Total	$7,487	$	– 0	–	$	– 0	–	$	– 0	–	$7,487	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

18 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB Concentrated International Growth Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$8,086,234	$	– 0	–	$8,847,004	$7,310	$4,764	$3,409

*	As of June 30, 2025.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024

Class A
Shares sold	7,859	108,771		$86,196	$1,132,062

Shares issued in reinvestment of dividends	519	– 0	–	5,507	– 0	–

Shares converted from Class C	575	6,595		6,107	71,081

Shares redeemed	(169,318)	(316,580)		(1,867,361)	(3,443,556)

Net decrease	(160,365)	(201,214)		$(1,769,551)	$(2,240,413)

Class C
Shares sold	929	1,812		$9,310	$18,127

Shares converted to Class A	(613)	(6,987)		(6,107)	(71,081)

Shares redeemed	(24,557)	(43,311)		(253,500)	(426,602)

Net decrease	(24,241)	(48,486)		$(250,297)	$(479,556)

Advisor Class
Shares sold	1,538,228	7,331,884		$16,592,121	$74,583,948

Shares issued in reinvestment of dividends	62,739	– 0	–	675,072	– 0	–

Shares redeemed	(7,853,064)	(28,988,769)		(85,220,547)	(298,025,209)

Net decrease	(6,252,097)	(21,656,885)		$(67,953,354)	$(223,441,261)

20 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

ABFunds.com	AB Concentrated International Growth Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$888,355	$	– 0	–

Total taxable distributions	$888,355	$	– 0	–

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$427,319
Accumulated capital and other losses	(74,196,208	)(a)
Unrealized appreciation (depreciation)	6,199,401	(b)

Total accumulated earnings (deficit)	$(67,569,488)

(a)

As of June 30, 2025, the Fund had a net capital loss carryforward of $74,196,208. During the fiscal year, the Fund utilized $24,223,383 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

22 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund had a net short-term capital loss carryforward of $19,188,013 and a net long-term capital loss carryforward of $55,008,195, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Concentrated International Growth Portfolio 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.56	$ 10.96	$ 9.71	$ 15.33	$ 11.66

Income From Investment Operations

Net investment income (loss)(a)(b)	.02	†	.01	.01	(.01)	.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency	1.14	(.41)	1.24	(5.34)	3.86

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.16	(.40)	1.25	(5.35)	3.88

Less: Dividends and Distributions

Dividends from net investment income	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.27)	(.21)

Total dividends and distributions	(.02)	– 0	–	– 0	–	(.27)	(.21)

Net asset value, end of period	$ 11.70	$ 10.56	$ 10.96	$ 9.71	$ 15.33

Total Return

Total investment return based on net asset value(d)	11.03	%†	(3.65)%	12.87%	(35.49)%	33.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,624	$3,160	$5,484	$6,741	$10,284

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.15%	1.14%	1.14%	1.12%	1.15%

Expenses, before waivers/reimbursements(e)‡	1.31%	1.19%	1.14%	1.12%	1.17%

Net investment income (loss)(b)	.17	%†	.07%	.07%	(.05)%	.14%

Portfolio turnover rate	111%	40%	33%	24%	25%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.01%	.00%	.00%	.00%

See footnote summary on page 27.

24 AB Concentrated International Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.93	$ 10.38	$ 9.27	$ 14.77	$ 11.32

Income From Investment Operations

Net investment loss(a)(b)	(.06	)†	(.06)	(.06)	(.12)	(.09)

Net realized and unrealized gain (loss) on investment transactions and foreign currency	1.07	(.39)	1.17	(5.11)	3.75

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.01	(.45)	1.11	(5.23)	3.66

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.27)	(.21)

Net asset value, end of period	$ 10.94	$ 9.93	$ 10.38	$ 9.27	$ 14.77

Total Return

Total investment return based on net asset value(d)	10.17	%†	(4.34)%	11.97%	(36.03)%	32.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$340	$550	$1,078	$909	$1,909

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.90%	1.89%	1.90%	1.87%	1.90%

Expenses, before waivers/reimbursements(e)‡	2.08%	1.95%	1.90%	1.87%	1.93%

Net investment loss(b)	(.56	)%†	(.65)%	(.63)%	(.89)%	(.66)%

Portfolio turnover rate	111%	40%	33%	24%	25%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.01%	.00%	.00%	.00%

See footnote summary on page 27.

ABFunds.com	AB Concentrated International Growth Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended June 30,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$ 10.73		$ 11.10		$ 9.81		$ 15.46		$ 11.73

Income From Investment Operations

Net investment income(a)(b)	.04	†	.03		.04		.03		.05

Net realized and unrealized gain (loss) on investment transactions and foreign currency	1.16		(.40)		1.25		(5.41)		3.89

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.20		(.37)		1.29		(5.38)		3.94

Less: Dividends and Distributions

Dividends from net investment income	(.06)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.27)		(.21)

Total dividends and distributions	(.06)		– 0	–	– 0	–	(.27)		(.21)

Net asset value, end of period	$ 11.87		$ 10.73		$ 11.10		$ 9.81		$ 15.46

Total Return

Total investment return based on net asset value(d)	11.28	%†	(3.33)%		13.15%		(35.38)%		33.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$114,887		$170,949		$417,443		$367,324		$480,418

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.90%		.89%		.89%		.87%		.90%

Expenses, before waivers/reimbursements(e)‡	1.06%		.93%		.89%		.87%		.93%

Net investment income(b)	.41	%†	.28%		.36%		.24%		.32%

Portfolio turnover rate	111%		40%		33%		24%		25%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%		.01%		.00%		.00%		.00%

See footnote summary on page 27.

26 AB Concentrated International Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2025 and June 30, 2024, such waiver amounted to .01% and.01%, respectively.

†

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.01%	.01%

Class C	$.00	(c)	.01%	.01%

Advisor Class	$.00	(c)	.01%	.01%

See	notes to financial statements.

ABFunds.com	AB Concentrated International Growth Portfolio 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Concentrated International Growth Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Concentrated International Growth Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and

28 AB Concentrated International Growth Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2025

ABFunds.com	AB Concentrated International Growth Portfolio 29

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2025. For individual shareholders, the Fund designates 100% as the maximum amount that may be considered qualified dividend income for individual shareholders.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2025, $111,698 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $1,892,175.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

30 AB Concentrated International Growth Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Concentrated International Growth Portfolio 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

32 AB Concentrated International Growth Portfolio	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provide (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that

ABFunds.com	AB Concentrated International Growth Portfolio 33

are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale

34 AB Concentrated International Growth Portfolio	ABFunds.com

may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Concentrated International Growth Portfolio 35

NOTES

36 AB Concentrated International Growth Portfolio	ABFunds.com

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CIG-0151-0625

June 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US LONG/SHORT PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 57.2%
Information Technology – 15.7%
Communications Equipment – 0.9%
Cisco Systems, Inc.	201,922	$14,009,348

IT Services – 0.6%
International Business Machines Corp.	29,975	8,836,031

Semiconductors & Semiconductor Equipment – 6.5%
Advanced Micro Devices, Inc.(a)	38,050	5,399,295
Applied Materials, Inc.	31,387	5,746,018
Broadcom, Inc.	73,215	20,181,715
Intel Corp.(a)	82,584	1,849,882
NVIDIA Corp.	391,346	61,828,754
NXP Semiconductors NV	18,924	4,134,705

		99,140,369

Software – 4.9%
Adobe, Inc.(a)	9,833	3,804,191
Microsoft Corp.(b)	118,276	58,831,665
Oracle Corp.	40,225	8,794,392
Salesforce, Inc.	16,000	4,363,040

		75,793,288

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	188,469	38,668,184
Epic Games, Inc.(a)(c)(d)	5,074	3,577,221

		42,245,405

		240,024,441

Financials – 10.8%
Banks – 3.5%
Bank of America Corp.	229,612	10,865,240
Fifth Third Bancorp	216,084	8,887,535
JPMorgan Chase & Co.	55,370	16,052,317
Wells Fargo & Co.(b)	230,937	18,502,672

		54,307,764

Capital Markets – 1.4%
Charles Schwab Corp. (The)	65,673	5,992,005
Goldman Sachs Group, Inc. (The)	10,547	7,464,639
Jefferies Financial Group, Inc.	132,976	7,272,457

		20,729,101

Consumer Finance – 1.4%
Capital One Financial Corp.	69,535	14,794,266
SLM Corp.	177,020	5,804,486
Stripe, Inc.(a)(c)(d)	24,598	871,630

		21,470,382

ABFunds.com	AB Select US Long/Short Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financial Services – 4.0%
Apollo Global Management, Inc.	45,082	$6,395,783
Berkshire Hathaway, Inc. – Class B(a)	78,823	38,289,849
Federal National Mortgage Association(a)	213,094	2,032,917
Visa, Inc. – Class A(b)	41,402	14,699,780

		61,418,329

Insurance – 0.5%
Chubb Ltd.	12,868	3,728,117
Progressive Corp. (The)	15,916	4,247,344

		7,975,461

		165,901,037

Industrials – 7.4%
Aerospace & Defense – 1.4%
Boeing Co. (The)(a)	29,870	6,258,661
Northrop Grumman Corp.	13,314	6,656,734
RTX Corp.	59,799	8,731,850

		21,647,245

Construction & Engineering – 0.1%
API Group Corp.(a)	41,507	2,118,932

Electrical Equipment – 0.8%
Eaton Corp. PLC	25,389	9,063,619
GE Vernova, Inc.	5,427	2,871,697

		11,935,316

Ground Transportation – 1.2%
CSX Corp.	192,567	6,283,461
Uber Technologies, Inc.(a)	33,975	3,169,867
Union Pacific Corp.	42,095	9,685,218

		19,138,546

Industrial Conglomerates – 3.1%
3M Co.	143,962	21,916,775
Honeywell International, Inc.	108,704	25,314,988

		47,231,763

Machinery – 0.8%
Parker-Hannifin Corp.	16,453	11,491,927

		113,563,729

Communication Services – 7.2%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	377,864	10,935,384

Entertainment – 2.2%
Electronic Arts, Inc.	22,794	3,640,202
IMAX Corp.(a)	37,398	1,045,648
Netflix, Inc.(a)	10,813	14,480,013
Sphere Entertainment Co.(a)	17,658	738,104
Walt Disney Co. (The)(b)	114,032	14,141,108

		34,045,075

2 AB Select US Long/Short Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.7%
Alphabet, Inc. – Class A	164,574	$29,002,876
Meta Platforms, Inc. – Class A(b)	38,027	28,067,349

		57,070,225

Media – 0.2%
Sirius XM Holdings, Inc.	90,990	2,090,040

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	23,355	5,564,562

		109,705,286

Health Care – 5.3%
Biotechnology – 0.7%
AbbVie, Inc.	60,658	11,259,338

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	73,454	9,990,479
Boston Scientific Corp.(a)	87,164	9,362,285
Stryker Corp.	22,791	9,016,803

		28,369,567

Health Care Providers & Services – 1.0%
HCA Healthcare, Inc.	13,975	5,353,823
McKesson Corp.	6,847	5,017,345
UnitedHealth Group, Inc.	15,724	4,905,416

		15,276,584

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.	13,745	5,573,048

Pharmaceuticals – 1.3%
Eli Lilly & Co.	12,721	9,916,401
Johnson & Johnson(b)	68,183	10,414,953

		20,331,354

		80,809,891

Consumer Staples – 3.6%
Beverages – 1.1%
Coca-Cola Co. (The)	161,754	11,444,096
PepsiCo, Inc.	38,328	5,060,829

		16,504,925

Consumer Staples Distribution & Retail – 1.0%
Costco Wholesale Corp.	7,031	6,960,268
Walmart, Inc.	86,362	8,444,476

		15,404,744

Food Products – 0.2%
General Mills, Inc.	67,530	3,498,729

Household Products – 0.5%
Procter & Gamble Co. (The)	52,627	8,384,534

ABFunds.com	AB Select US Long/Short Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Personal Care Products – 0.3%
Kenvue, Inc.	183,440	$3,839,399

Tobacco – 0.5%
Philip Morris International, Inc.	40,277	7,335,650

		54,967,981

Consumer Discretionary – 3.5%
Broadline Retail – 2.2%
Amazon.com, Inc.(a)(b)	152,694	33,499,537

Hotels, Restaurants & Leisure – 0.5%
Booking Holdings, Inc.	1,378	7,977,573

Specialty Retail – 0.8%
Home Depot, Inc. (The)(b)	32,213	11,810,574

		53,287,684

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Cheniere Energy, Inc.	15,164	3,692,737
EOG Resources, Inc.(b)	111,713	13,361,992
Exxon Mobil Corp.	106,903	11,524,144

		28,578,873

Utilities – 1.2%
Electric Utilities – 1.2%
Constellation Energy Corp.	16,296	5,259,697
PPL Corp.	403,192	13,664,177

		18,923,874

Materials – 0.6%
Chemicals – 0.3%
Sherwin-Williams Co. (The)	14,841	5,095,806

Containers & Packaging – 0.3%
International Paper Co.	93,192	4,364,181

		9,459,987

Total Common Stocks (cost $782,026,376)		875,222,783

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square SPARC Holdings Ltd., expiring 09/29/2033(a)(c)(d)	4,614	– 0	–
Pershing Square Tontine Holdings Ltd., expiring 07/24/2027(a)(c)(d)(e)	9,228	– 0	–

Total Warrants (cost $52,400)		– 0	–

4 AB Select US Long/Short Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 43.9%
Investment Companies – 43.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(f)(g)(h) (cost $672,950,677)	672,950,677	$672,950,677

Total Investments Before Securities Sold Short – 101.1% (cost $1,455,029,453)		1,548,173,460

SECURITIES SOLD SHORT – (0.7)%
COMMON STOCKS – (0.4)%
Real Estate – (0.1)%
Hotel & Resort REITs – (0.0)%
Chatham Lodging Trust	(64,528)	(449,760)

Retail REITs – (0.1)%
Acadia Realty Trust	(48,750)	(905,287)
Agree Realty Corp.	(9,742)	(711,751)

		(1,617,038)

		(2,066,798)

Communication Services – (0.1)%
Diversified Telecommunication Services – (0.0)%
Comcast Corp. – Class A	(7,577)	(270,423)

Interactive Media & Services – (0.1)%
Yelp, Inc.(a)	(27,435)	(940,198)

		(1,210,621)

Financials – (0.1)%
Financial Services – (0.0)%
Western Union Co. (The)	(33,138)	(279,022)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. – Class A	(47,209)	(908,773)

		(1,187,795)

Information Technology – (0.1)%
Software – (0.1)%
Roper Technologies, Inc.	(1,873)	(1,061,691)

Industrials – (0.0)%
Machinery – (0.0)%
Snap-on, Inc.	(2,831)	(880,950)

Consumer Discretionary – (0.0)%
Household Durables – (0.0)%
Garmin Ltd.	(2,083)	(434,764)

Total Common Stocks (proceeds $6,993,689)		(6,842,619)

ABFunds.com	AB Select US Long/Short Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Investment Companies – (0.3)%
Funds and Investment Trusts – (0.3)%(g)
iShares 20+ Year Treasury Bond ETF (proceeds $4,315,795)	(49,343)	$(4,354,520)

Total Securities Sold Short (proceeds $11,309,484)		(11,197,139)

Total Investments, Net of Securities Sold Short – 100.4% (cost $1,443,719,969)		1,536,976,321
Other assets less liabilities – (0.4)%		(5,834,986)

Net Assets – 100.0%		$1,531,141,335

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize short sales.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Escrow shares.

(f)	Affiliated investments.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Select US Long/Short Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $782,078,776)	$875,222,783
Affiliated issuers (cost $672,950,677)	672,950,677
Cash	264
Foreign currencies, at value (cost $1,079,182)	1,126,836
Deposit at broker for securities sold short	17,886,664
Receivable for investment securities sold	3,112,068
Affiliated dividends receivable	2,351,531
Receivable for capital stock sold	708,806
Unaffiliated dividends receivable	420,805
Receivable due from Adviser	113,181

Total assets	1,573,893,615

Liabilities
Payable for investment securities purchased	28,389,063
Payable for securities sold short, at value (proceeds received $11,309,484)	11,197,139
Advisory fee payable	1,792,908
Payable for capital stock redeemed	766,699
Administrative fee payable	44,602
Dividends payable	40,240
Distribution fee payable	38,429
Transfer Agent fee payable	19,073
Accrued expenses	464,127

Total liabilities	42,752,280

Net Assets	$1,531,141,335

Composition of Net Assets
Capital stock, at par	$9,945
Additional paid-in capital	1,363,872,574
Distributable earnings	167,258,816

Net Assets	$1,531,141,335

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$116,022,588	7,789,684	$14.89	*

C	$19,907,614	1,498,967	$13.28

Advisor	$1,351,782,129	87,363,114	$15.47

I	$43,429,004	2,794,987	$15.54

*	The maximum offering price per share for Class A shares was $15.55 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 7

STATEMENT OF OPERATIONS

Year Ended June 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $18,056)	$12,143,183
Affiliated issuers	24,355,444
Interest	620,823
Securities lending income, net	2,459
Other income(a)	570,175	$37,692,084

Expenses
Advisory fee (see Note B)	21,973,445
Distribution fee—Class A	296,454
Distribution fee—Class C	215,222
Transfer agency—Class A	75,380
Transfer agency—Class C	13,703
Transfer agency—Advisor Class	819,983
Transfer agency—Class I	6,867
Custody and accounting	181,976
Printing	129,279
Registration fees	95,539
Administrative	94,870
Audit and tax	67,840
Legal	55,087
Directors’ fees	35,230
Miscellaneous	51,969

Total operating expenses (see Note B)	24,112,844
Dividend expense on securities sold short and interest expense	621,563
Total expenses	24,734,407
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,031,653)

Net expenses		23,702,754

Net investment income		13,989,330

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		184,179,240
Securities sold short		(1,245,123)
Futures		(621,454)
Net change in unrealized appreciation (depreciation) of: Investments		(48,946,297)
Securities sold short		203,938
Foreign currency denominated assets and liabilities		87,861

Net gain on investment and foreign currency transactions		133,658,165

Contributions from Affiliates (see Note B)		102,492

Net Increase in Net Assets from Operations		$147,749,987

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

8 AB Select US Long/Short Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,989,330	$14,418,356
Net realized gain on investment and foreign currency transactions	182,312,663	155,744,136
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(48,654,498)	39,539,880
Contributions from Affiliates (see Note B)	102,492	– 0	–

Net increase in net assets from operations	147,749,987	209,702,372
Distributions to Shareholders
Class A	(7,999,020)	(1,315,580)
Class C	(1,515,580)	(3,075)
Advisor Class	(87,187,802)	(16,225,563)
Class R	– 0	–	(3,225)
Class K	– 0	–	(172)
Class I	(2,281,433)	(446,677)
Capital Stock Transactions
Net increase (decrease)	42,218,917	(205,369,115)

Total increase (decrease)	90,985,069	(13,661,035)
Net Assets
Beginning of period	1,440,156,266	1,453,817,301

End of period	$1,531,141,335	$1,440,156,266

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$236,447,220	$—	$3,577,221		$240,024,441
Financials	165,029,407	—	871,630		165,901,037
Industrials	113,563,729	—	—		113,563,729
Communication Services	109,705,286	—	—		109,705,286
Health Care	80,809,891	—	—		80,809,891
Consumer Staples	54,967,981	—	—		54,967,981
Consumer Discretionary	53,287,684	—	—		53,287,684
Energy	28,578,873	—	—		28,578,873
Utilities	18,923,874	—	—		18,923,874
Materials	9,459,987	—	—		9,459,987
Warrants	—	—	0	(a)	—
Short-Term Investments	672,950,677	—	—		672,950,677
Liabilities:
Common Stocks:
Real Estate	(2,066,798)	—	—		(2,066,798)
Communication Services	(1,210,621)	—	—		(1,210,621)
Financials	(1,187,795)	—	—		(1,187,795)
Information Technology	(1,061,691)	—	—		(1,061,691)
Industrials	(880,950)	—	—		(880,950)
Consumer Discretionary	(434,764)	—	—		(434,764)
Investment Companies	(4,354,520)	—	—		(4,354,520)

Total Investments in Securities	1,532,527,470	—	4,448,851	(a)	1,536,976,321
Other Financial Instruments(b)	—	—	—		—

Total	$1,532,527,470	$—	$4,448,851	(a)	$1,536,976,321

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

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NOTES TO FINANCIAL STATEMENTS (continued)

amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined

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NOTES TO FINANCIAL STATEMENTS (continued)

in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended June 30, 2025, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2025, the reimbursement for such services amounted to $94,870.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $208,542 for the year ended June 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,672 from the sale of Class A shares and received $-0- and $1,278 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2025.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $570,175 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2025, such waiver amounted to $1,031,481.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2025 is as follows:

Fund	Market Value 6/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$391,837		$1,376,371	$1,095,257	$672,951		$24,355
AB Government Money Market Portfolio*	– 0	–	9,744	9,744	– 0	–	1

Total					$672,951		$24,356

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended June 30, 2025, the Adviser reimbursed the Fund $102,492 for trading losses incurred due to a trade entry error.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,723,687 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2025, were as follows:

	Purchases	Sales	Securities Sold Short		Covers on Securities Sold Short
Investment securities (excluding U.S. government securities)	$2,693,043,902	$2,991,357,895	$82,239,194		$84,966,909
U.S. government securities	6,490,294	8,330,059	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Securities Sold Short		Net Unrealized Appreciation
Cost of Investments	Appreciation on Investments	Depreciation on Investments
$1,516,649,217	$96,232,800	$(64,708,557)	$31,524,243	$(287,900	)(a)	$31,236,343

(a)	Gross unrealized appreciation was $618,823 and gross unrealized depreciation was $(906,723), resulting in net unrealized depreciation of $(287,900).

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the year ended June 30, 2025, the Fund held futures for hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended June 30, 2025, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(621,454)	$	– 0	–

Total		$(621,454)	$	– 0	–

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2025:

Futures:
Average notional amount of buy contracts	$11,140,356	(a)
Average notional amount of sale contracts	$22,434,397	(b)

(a)	Positions were open for one month during the year.
(b)	Positions were open for three months during the year.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special

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NOTES TO FINANCIAL STATEMENTS (continued)

considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment

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NOTES TO FINANCIAL STATEMENTS (continued)

performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	AB Government Money Market Portfolio
								Income Earned	Advisory Fee Waived
$ – 0 –	$	– 0	–	$	– 0	–	$1,790	$669	$172

*	As of June 30, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

Class A
Shares sold	1,077,880	1,027,086	$15,911,748	$13,381,542

Shares issued in reinvestment of dividends and distributions	461,412	83,194	6,731,991	1,054,070

Shares converted from Class C	178,544	417,383	2,620,424	5,374,837

Shares redeemed	(2,276,438)	(1,910,928)	(33,638,028)	(25,163,776)

Net decrease	(558,602)	(383,265)	$(8,373,865)	$(5,353,327)

Class C
Shares sold	257,101	113,608	$3,443,541	$1,400,120

Shares issued in reinvestment of distributions	101,370	224	1,323,892	2,575

Shares converted to Class A	(199,131)	(464,526)	(2,620,424)	(5,374,837)

Shares redeemed	(408,014)	(435,149)	(5,420,467)	(5,137,180)

Net decrease	(248,674)	(785,843)	$(3,273,458)	$(9,109,322)

Advisor Class
Shares sold	19,699,898	15,488,614	$299,248,592	$212,139,703

Shares issued in reinvestment of dividends and distributions	3,952,380	849,950	59,799,516	11,134,342

Shares redeemed	(20,654,781)	(30,197,270)	(315,457,009)	(409,977,287)

Net increase (decrease)	2,997,497	(13,858,706)	$43,591,099	$(186,703,242)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024	Year Ended June 30, 2025			Year Ended June 30, 2024

Class R
Shares sold	– 0	–	990	$	– 0	–	$12,458

Shares issued in reinvestment of dividends and distributions	– 0	–	264		– 0	–	3,225

Shares redeemed	– 0	–	(30,322)		– 0	–	(401,809)

Net increase (decrease)	– 0	–	(29,068)	$	– 0	–	$(386,126)

Class K
Shares redeemed	– 0	–	(1,001)		– 0	–	(14,281)

Net increase (decrease)	– 0	–	(1,001)	$	– 0	–	$(14,281)

Class I
Shares sold	613,498		126,932		$9,299,276		$1,711,863

Shares issued in reinvestment of dividends and distributions	149,909		33,895		2,278,622		446,055

Shares redeemed	(85,881)		(438,824)		(1,302,757)		(5,960,735)

Net increase (decrease)	677,526		(277,997)		$10,275,141		$(3,802,817)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a

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NOTES TO FINANCIAL STATEMENTS (continued)

derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

ABFunds.com	AB Select US Long/Short Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$43,616,278	$17,994,292
Net long-term capital gains	55,367,557	– 0	–

Total taxable distributions paid	$98,983,835	$17,994,292

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$30,675,042
Undistributed capital gains	105,340,017
Unrealized appreciation (depreciation)	31,283,997	(a)

Total accumulated earnings (deficit)	$167,299,056	(b)

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(b)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and contributions from the Adviser resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

24 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Select US Long/Short Portfolio 25

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.47	$ 12.62	$ 12.67	$ 14.91	$ 12.48

Income From Investment Operations

Net investment income (loss)(a)(b)	.11†	.11	.07	(.11)	(.12)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34	1.89	.68	(.39)	3.14

Contributions from Affiliates	.00	(c)	.00	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.45	2.00	.75	(.50)	3.02

Less: Distributions

Dividends from net investment income	(.07)	(.15)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total distributions	(1.03)	(.15)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 14.89	$ 14.47	$ 12.62	$ 12.67	$ 14.91

Total Return

Total investment return based on net asset value(d)*	10.17	%†	16.11%	6.20%	(4.49)%	24.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,022	$120,783	$110,152	$118,590	$111,374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.83%	1.91%	1.91%	1.83%	1.86%

Expenses, before waivers/reimbursements(e)(f)‡	1.90%	1.96%	1.95%	1.86%	1.88%

Net investment income (loss)(b)	.73	%†	.82%	.58%	(.78)%	(.90)%

Portfolio turnover rate (excluding securities sold short)	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.07%	.05%	.05%	.03%	.02%

See footnote summary on pages 29-30.

26 AB Select US Long/Short Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.03	$ 11.32	$ 11.53	$ 13.82	$ 11.68

Income From Investment Operations

Net investment income (loss)(a)(b)	(.00	)†	.01	(.02)	(.20)	(.21)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21	1.70	.61	(.35)	2.94

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.21	1.71	.59	(.55)	2.73

Less: Distributions

Dividends from net investment income	– 0	–	(.00	)(c)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total distributions	(.96)	(.00	)(c)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 13.28	$ 13.03	$ 11.32	$ 11.53	$ 13.82

Total Return

Total investment return based on net asset value(d)*	9.41	%†	15.12%	5.49%	(5.18)%	23.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,908	$22,777	$28,672	$44,732	$59,740

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	2.58%	2.66%	2.65%	2.58%	2.61%

Expenses, before waivers/reimbursements(e)(f)‡	2.65%	2.71%	2.69%	2.61%	2.63%

Net investment income (loss)(b)	(.03	)%†	.06%	(.21)%	(1.54)%	(1.65)%

Portfolio turnover rate (excluding securities sold short)	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.07%	.05%	.05%	.03%	.02%

See footnote summary on pages 29-30.

ABFunds.com	AB Select US Long/Short Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.99	$ 13.06	$ 13.06	$ 15.29	$ 12.74

Income From Investment Operations

Net investment income (loss)(a)(b)	.15†	.15	.11	(.08)	(.09)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40	1.96	.69	(.41)	3.23

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.55	2.11	.80	(.49)	3.14

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.18)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total dividends and distributions	(1.07)	(.18)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 15.47	$ 14.99	$ 13.06	$ 13.06	$ 15.29

Total Return

Total investment return based on net asset value(d)*	10.48	%†	16.36%	6.49%	(4.24)%	25.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,351,782	$1,264,716	$1,283,192	$1,506,544	$1,202,820

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.58%	1.66%	1.65%	1.58%	1.61%

Expenses, before waivers/reimbursements(e)(f)‡	1.65%	1.71%	1.70%	1.61%	1.63%

Net investment income (loss)(b)	.99	%†	1.07%	.82%	(.53)%	(.65)%

Portfolio turnover rate (excluding securities sold short)	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.07%	.05%	.05%	.03%	.02%

See footnote summary on pages 29-30.

28 AB Select US Long/Short Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.06	$ 13.12	$ 13.11	$ 15.33	$ 12.78

Income From Investment Operations

Net investment income (loss)(a)(b)	.15	.15	.11	(.07)	(.09)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40	1.98	.70	(.41)	3.23

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.55	2.13	.81	(.48)	3.14

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.19)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total dividends and distributions	(1.07)	(.19)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 15.54	$ 15.06	$ 13.12	$ 13.11	$ 15.33

Total Return

Total investment return based on net asset value(d)*	10.55%	16.37%	6.54%	(4.22)%	25.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,429	$31,880	$31,435	$34,177	$38,385

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.54%	1.62%	1.60%	1.55%	1.60%

Expenses, before waivers/reimbursements(e)(f)‡	1.61%	1.66%	1.65%	1.57%	1.62%

Net investment income (loss)(b)	1.00%	1.12%	.89%	(.50)%	(.64)%

Portfolio turnover rate (excluding securities sold short)	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.07%	.05%	.05%	.03%	.02%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ABFunds.com	AB Select US Long/Short Portfolio 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude dividend expense on securities sold short and interest expense:

	Year Ended June 30,
	2025	2024	2023	2022	2021

Class A
Net of waivers/reimbursements	1.79%	1.83%	1.84%	1.83%	1.85%
Before waivers/reimbursements	1.86%	1.87%	1.88%	1.85%	1.88%
Class C
Net of waivers/reimbursements	2.54%	2.58%	2.58%	2.57%	2.60%
Before waivers/reimbursements	2.61%	2.62%	2.63%	2.60%	2.63%
Advisor Class
Net of waivers/reimbursements	1.54%	1.58%	1.59%	1.58%	1.60%
Before waivers/reimbursements	1.61%	1.62%	1.63%	1.61%	1.63%
Class I
Net of waivers/reimbursements	1.50%	1.53%	1.53%	1.54%	1.60%
Before waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.62%

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, such waiver amounted to .07%, .04%, .05%, .03% and .03%, respectively.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended June 30, 2024 by .01%.

†

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.04%	.04%

Class C	$.01	.04%	.04%

Advisor Class	$.01	.04%	.04%

See notes to financial statements.

30 AB Select US Long/Short Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Select US Long/Short Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Select US Long/Short Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

ABFunds.com	AB Select US Long/Short Portfolio 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2025

32 AB Select US Long/Short Portfolio	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2025.

For corporate shareholders, 29.86% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 29.40% of dividends paid as qualified dividend income.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Select US Long/Short Portfolio 33

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

34 AB Select US Long/Short Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Select US Long/Short Portfolio 35

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

36 AB Select US Long/Short Portfolio	ABFunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

ABFunds.com	AB Select US Long/Short Portfolio 37

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

38 AB Select US Long/Short Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Select US Long/Short Portfolio 39

NOTES

40 AB Select US Long/Short Portfolio	ABFunds.com

AB SELECT US LONG/SHORT PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SULS-0151-0625

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes -Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 29, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 29, 2025